CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Millions	Total	Common Stock	Common Stock Held in Treasury	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Stockholders' equity, beginning balance at Dec. 31, 2020	$ 672.4	$ 0.3	$ (1.0)	$ 229.9	$ 663.1	$ (219.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	119.1				119.1
Issuance of treasury stock			1.0	(1.0)
Common stock dividends	(12.8)				(12.8)
Adjustments to Additional Paid in Capital, Warrant Issued	29.5			29.5
Purchase of convertible bond hedge, net of income tax of $17.1	(48.5)			(48.5)
Foreign currency translation adjustments	1.0					1.0
Derivatives designated as hedges	5.6					5.6
Pension and other post-retirement liability adjustments, net of income taxes	15.9					15.9
Stock-based compensation expense	6.5			6.5
Taxes withheld on issuance of stock-based awards	(2.2)			(2.2)
Stockholders' equity, ending balance at Dec. 31, 2021	786.5	0.3	0.0	214.2	769.4	(197.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	137.4				137.4
Issuance of treasury stock			2.4	(2.4)
Common stock dividends	(12.8)				(12.8)
Share repurchases	(7.7)		(7.7)
Foreign currency translation adjustments	(34.5)					(34.5)
Derivatives designated as hedges	13.0					13.0
Pension and other post-retirement liability adjustments, net of income taxes	14.6					14.6
Stock-based compensation expense	10.2			10.2
Taxes withheld on issuance of stock-based awards	(1.3)			(1.3)
Stockholders' equity, ending balance at Dec. 31, 2022	905.4	0.3	(5.3)	220.7	894.0	(204.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	582.6				582.6
Issuance of treasury stock			3.3	(3.3)
Common stock dividends	(13.0)				(13.0)
Share repurchases	(5.1)		(5.1)
Foreign currency translation adjustments	15.9					15.9
Derivatives designated as hedges	(5.6)					(5.6)
Pension and other post-retirement liability adjustments, net of income taxes	(1.8)					(1.8)
Stock-based compensation expense	12.2			12.2
Taxes withheld on issuance of stock-based awards	(1.7)			(1.7)
Stockholders' equity, ending balance at Dec. 31, 2023	$ 1,488.9	$ 0.3	$ (7.1)	$ 227.9	$ 1,463.6	$ (195.8)